Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summarized balance sheet
Current assets	$ 11,164	$ 12,574
Current liabilities	4,403	4,370
Accumulated non-controlling interests	911	1,019
Summarized statement of comprehensive income (loss)
Revenue	10,756	9,065
Loss for the period	1,072	283
Other comprehensive income (loss)	(1,089)	1,733
Total comprehensive loss	(17)	2,067
Loss allocated to non-controlling interests	(329)	(123)
Summarized cash flows
Cash flows provided by operating activities	1,479	2,790
Cash flows used in investing activities	(1,910)	6,173
Cash flows provided by financing activities	(1,846)	(2,565)
Effect of exchange rate changes on cash and cash equivalents	(298)	445
Quebrada Blanca SA
Summarized balance sheet
Current assets	1,703	1,492
Current liabilities	1,370	1,286
Current net assets	333	206
Non-current assets	22,688	23,244
Non-current liabilities	17,605	17,358
Non-current net assets	5,083	5,886
Net assets	5,416	6,092
Accumulated non-controlling interests	769	889
Summarized statement of comprehensive income (loss)
Revenue	2,475	2,376
Loss for the period	(795)	(1,200)
Other comprehensive income (loss)	(93)	219
Total comprehensive loss	(888)	(981)
Loss allocated to non-controlling interests	(353)	(462)
Summarized cash flows
Cash flows provided by operating activities	368	554
Cash flows used in investing activities	(676)	(1,407)
Cash flows provided by financing activities	195	841
Effect of exchange rate changes on cash and cash equivalents	(4)	9
Increase (decrease) in cash and cash equivalents	$ (117)	$ (3)